INVESTMENTS AND OTHER FINANCIAL ASSETS - Financial Information Relating to FFS GmbH (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019	Dec. 31, 2016
Non-current assets [abstract]
Non-current assets	€ 2,805,171	€ 2,374,407
Current assets [abstract]
Other current assets	92,830	64,295
Cash and cash equivalents	897,946	793,664	€ 647,706		€ 457,784
Total assets	5,446,372	4,851,733
Equity and liabilities [abstract]
Equity	1,487,288	1,353,839	783,936		€ 329,805
Debt	2,089,737	1,927,167		€ 1,990,702
Other liabilities	800,015	589,743
Total equity and liabilities	5,446,372	4,851,733
Profit or loss [abstract]
Net revenues	3,766,615	3,420,321	3,416,890
Cost of sales	1,805,310	1,622,905	1,650,860
Selling, general and administrative costs	343,179	327,341	329,065
Other (income)/expenses, net	4,991	3,195	6,867
Profit before taxes	875,364	802,944	746,156
Tax expense (income)	176,656	16,317	208,760
Net profit	698,708	786,627	€ 537,396
Ferrari Financial Services GmbH
Non-current assets [abstract]
Non-current assets	2,436	1,402
Current assets [abstract]
Receivables from financing activities	660,883	591,482
Other current assets	8,565	12,630
Cash and cash equivalents	6,471	5,957
Total assets	678,355	611,471
Equity and liabilities [abstract]
Equity	58,049	49,969
Debt	604,643	546,595
Other liabilities	15,663	14,907
Total equity and liabilities	678,355	611,471
Profit or loss [abstract]
Net revenues	34,680	29,446
Cost of sales	15,655	12,183
Selling, general and administrative costs	8,892	8,720
Other (income)/expenses, net	(963)	239
Profit before taxes	11,096	8,304
Tax expense (income)	3,010	2,974
Net profit	€ 8,086	€ 5,330